Acquisitions	12 Months Ended
Nov. 03, 2019
Business Combinations [Abstract]
Acquisitions	Acquisitions
Acquisition of CA, Inc.
On November 5, 2018, we acquired CA, which was a leading provider of information technology management software and solutions. We acquired CA to enhance our infrastructure software capabilities. We financed the CA Merger with the net proceeds from borrowings under the Original 2019 Term Loans, as defined in Note 9. “Borrowings,” as well as with cash on hand of the combined companies.
Purchase Consideration

(In millions)
Cash paid for outstanding CA common stock	$18,402
Cash paid by Broadcom to retire CA’s term loan	274
Cash paid for vested CA equity awards	101
Fair value of partially vested assumed equity awards	67
Total purchase consideration	18,844
Less: cash acquired	2,750
Total purchase consideration, net of cash acquired	$16,094

All vested in-the-money CA stock options, after giving effect to any acceleration, and all outstanding deferred stock units were cashed out upon the completion of the CA Merger. We assumed all unvested CA equity awards held by continuing employees. The portion of the fair value of partially vested equity awards associated with prior service of CA employees represents a component of the total consideration as presented above and was valued based on our share price as of the CA Acquisition Date. The following table presents our allocation of the total purchase price, net of cash acquired:

Fair Value
(In millions)
Current assets	$1,665
Goodwill	9,796
Intangible assets	12,045
Other long-term assets	240
Total assets acquired	23,746
Current liabilities	(1,966)
Long-term debt	(2,255)
Other long-term liabilities	(3,431)
Total liabilities assumed	(7,652)
Fair value of net assets acquired	$16,094

Goodwill is primarily attributable to the assembled workforce and anticipated synergies and economies of scale expected from the integration of the CA business. The synergies include certain cost savings, operating efficiencies, and other strategic benefits projected to be achieved as a result of the CA Merger. Goodwill is not deductible for tax purposes.
Current assets included assets held-for-sale related to CA’s Veracode business, which was not aligned with our strategic objectives. On December 31, 2018, we sold this business to Thoma Bravo, LLC for cash consideration of $950 million, before working capital adjustments. We do not have any material continuing involvement with this business and have presented its results in discontinued operations. Current assets also included $80 million of real properties held-for-sale. During fiscal year 2019, we sold a portion of these real properties for $62 million and recognized a loss of $8 million.
Our results of continuing operations for fiscal year 2019 included $3,377 million of net revenue attributable to CA. It was impracticable to determine the effect on net income attributable to CA as we had integrated a substantial portion of CA into our ongoing operations during the year. The results of operations of CA were included in our infrastructure software segment. Transaction costs related to the CA Merger of $73 million were included in selling, general and administrative expense for fiscal year 2019.
Intangible Assets

	Fair Value	Weighted-Average Amortization Periods
	(In millions)	(In years)
Developed technology	$4,957	6
Customer contracts and related relationships	4,190	6
Order backlog	2,569	3
Trade name and other	137	5
Total identified finite-lived intangible assets	11,853
IPR&D	192	N/A
Total identified intangible assets	$12,045

Developed technology relates to products used for mission critical business tools for processes and applications, as well as products used for cloud-based planning, development, management and security tools. We valued the developed technology using the multi-period excess earnings method under the income approach. This method reflects the present value of the projected cash flows that are expected to be generated by the developed technology less charges representing the contribution of other assets to those cash flows. The economic useful life was determined based on the technology cycle related to each developed technology, as well as the cash flows over the forecast period.
Customer contracts and related relationships represent the fair value of future projected revenue that will be derived from sales of products to existing customers of CA. Customer contracts and related relationships were valued using the with-and-without-method under the income approach. In the with-and-without method, the fair value was measured by the difference between the present values of the cash flows with and without the existing customers in place over the period of time necessary to reacquire the customers. The economic useful life was determined by evaluating many factors, including the useful life of other intangible assets, the length of time remaining on the acquired contracts and the historical customer turnover rates.
Order backlog represents business under existing contractual obligations. The fair value of backlog was determined using the multi-period excess earnings method under the income approach based on expected operating cash flows from future contractual revenue. The economic useful life was determined based on the expected life of the backlog and the cash flows over the forecast period.
Trade name relates to the “CA” trade name. The fair value was determined by applying the relief-from-royalty method under the income approach. This method is based on the application of a royalty rate to forecasted revenue under the trade name. The economic useful life was determined based on the expected life of the trade name and the cash flows anticipated over the forecast period.
The fair value of IPR&D was determined using the multi-period excess earnings method under the income approach. This method reflects the present value of the projected cash flows that are expected to be generated by the IPR&D, less charges representing the contribution of other assets to those cash flows.
We believe the amounts of purchased intangible assets recorded above represent the fair values of, and approximate the amounts a market participant would pay for, these intangible assets as of the CA Acquisition Date.
The following table summarizes the details of IPR&D by category as of the CA Acquisition Date:

Description	IPR&D	Percentage of Completion	Estimated Cost to Complete	Expected Completion Date (By Fiscal Year)

	(Dollars in millions)
Mainframe	$178	67%	$138	2019
Enterprise Solutions	$14	63%	$12	2019

Discount rates of 12% and 14% were applied to the projected cash flows to reflect the risk related to these mainframe and enterprise solutions IPR&D projects, respectively.
As of November 3, 2019, these IPR&D projects are expected to be fully placed in service during the first half of fiscal year 2020.
Unaudited Pro Forma Information
The following unaudited pro forma financial information presents combined results of operations for each of the periods presented, as if CA had been acquired as of the beginning of fiscal year 2018. The unaudited pro forma information includes adjustments to amortization and depreciation for intangible assets and property, plant and equipment acquired, adjustments to stock-based compensation expense, interest expense for the additional indebtedness incurred to complete the acquisition, restructuring charges related to the acquisition and transaction costs. For fiscal year 2018, non-recurring pro forma adjustments directly attributable to the CA Merger included transaction costs of $180 million. The unaudited pro forma information presented below is for informational purposes only and is not necessarily indicative of our consolidated results of operations of the combined business had the acquisition actually occurred at the beginning of fiscal year 2018 or of the results of our future operations of the combined business.

	Fiscal Year
	2019	2018

	(In millions)
Pro forma net revenue*	$21,697	$24,451
Pro forma net income attributable to common stock	$2,535	$9,783
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* Pro forma net revenue was presented under Topic 606 for fiscal year 2019 and under Topic 605 for fiscal year 2018.
Acquisition of Brocade
On November 17, 2017 (the “Brocade Acquisition Date”), we acquired Brocade (the “Brocade Merger”). Brocade was a supplier of networking hardware, software and services, including Fibre Channel Storage Area Network (“FC SAN”) solutions and Internet Protocol Networking (“IP Networking”) solutions. We acquired Brocade to enhance our position as a provider of enterprise storage connectivity solutions, broaden our portfolio for enterprise storage, and to increase our ability to address the evolving needs of our original equipment manufacturer (“OEM”) customers. We financed the Brocade Merger with a portion of the net proceeds from the issuance of the 2017 Senior Notes, as defined in Note 15. “Condensed Consolidating Financial Information,” as well as with cash on hand.
Purchase Consideration

(In millions)
Cash paid for outstanding Brocade common stock	$5,298
Cash paid by Broadcom to retire Brocade’s term loan	701
Cash paid for Brocade equity awards	31
Fair value of partially vested assumed equity awards	8
Total purchase consideration	6,038
Less: cash acquired	1,250
Total purchase consideration, net of cash acquired	$4,788

We assumed all unvested Brocade stock options, RSUs and performance stock units (“PSUs”) held by continuing employees. The portion of the fair value of partially vested equity awards associated with prior service of Brocade employees represents a component of the total consideration as presented above. All vested in-the-money Brocade stock options, after giving effect to any acceleration, were cashed out upon the completion of the Brocade Merger. RSUs and PSUs were valued based on our share price as of the Brocade Acquisition Date.
The following table presents our allocation of the total purchase price, net of cash acquired:

Fair Value
(In millions)
Current assets	$1,297
Goodwill	2,187
Intangible assets	3,396
Other long-term assets	82
Total assets acquired	6,962
Current portion of long-term debt	(856)
Other current liabilities	(374)
Long-term debt	(38)
Other long-term liabilities	(906)
Total liabilities assumed	(2,174)
Fair value of net assets acquired	$4,788

Goodwill is primarily attributable to the assembled workforce and anticipated synergies and economies of scale expected from the integration of the Brocade business. The synergies include certain cost savings, operating efficiencies, and other strategic benefits projected to be achieved as a result of the Brocade Merger. Goodwill is not deductible for tax purposes.
Current assets included assets held-for-sale related to Brocade’s IP Networking business, which was not aligned with our strategic objectives. On December 1, 2017, we sold this business to ARRIS International plc (“ARRIS”) for cash consideration of $800 million, before contractual working capital adjustments. In connection with this sale, we indemnified ARRIS for $116 million of potential income tax liabilities. We provided transitional services as short-term assistance to ARRIS in assuming the operations of the purchased business. We do not have any material continuing involvement with this business and have presented its results in discontinued operations.
Current assets also included assets held-for-sale for Brocade’s headquarters, which was sold for $224 million during fiscal year 2018, for no gain or loss.
Our results of continuing operations for fiscal year 2018 included $1,780 million of net revenue attributable to Brocade. It was impracticable to determine the effect on net income attributable to Brocade as we had integrated a substantial portion of Brocade into our ongoing operations. The results of operations of Brocade were primarily included in our infrastructure software segment. Transaction costs of $29 million related to the Brocade Merger were included in selling, general and administrative expense for fiscal year 2018.
Intangible Assets

	Fair Value	Weighted-Average Amortization Periods
	(In millions)	(In years)
Developed technology	$2,925	10
Customer contracts and related relationships	255	11
Trade name and other	61	6
Total identified finite-lived intangible assets	3,241
IPR&D	155	N/A
Total identified intangible assets	$3,396

Developed technology relates to products for FC SAN applications. We valued the developed technology using the multi-period excess earnings method under the income approach. This method reflects the present value of the projected cash flows that are expected to be generated by the developed technology less charges representing the contribution of other assets to those cash flows. The economic useful life was determined based on the technology cycle related to each developed technology, as well as the cash flows over the forecast period.
Customer contracts and related relationships represent the fair value of future projected revenue that will be derived from sales of products to existing customers of Brocade. Customer contracts and related relationships were valued using the distributor method and the with-and-without-method under the income approach. The distributor method determines the fair value by measuring the economic profits generated by an intermediary, which in our case represented OEM customers. In the with-and-without method, the fair value was measured by the difference between the present values of the cash flows with and without the existing customers in place over the period of time necessary to reacquire the customers. In both instances, the economic useful life was determined based on historical customer turnover rates.
Trade name relates to the “Brocade” trade name. The fair value was determined by applying the relief-from-royalty method under the income approach. This method is based on the application of a royalty rate to forecasted revenue under the trade name. The economic useful life was determined based on the expected life of the trade name and the cash flows anticipated over the forecast period.
The fair value of IPR&D was determined using the multi-period excess earnings method under the income approach. This method reflects the present value of the projected cash flows that are expected to be generated by the IPR&D, less charges representing the contribution of other assets to those cash flows.
We believe the amounts of purchased intangible assets recorded above represent the fair values of, and approximate the amounts a market participant would pay for, these intangible assets as of the Brocade Acquisition Date.
The following table summarizes the details of IPR&D by category at the Brocade Acquisition Date:

Description	IPR&D	Percentage of Completion	Estimated Cost to Complete	Expected Completion Date (By Fiscal Year)

	(Dollars in millions)
Directors	$64	72%	$45	2019
Switches	$50	81%	$21	2018
Embedded	$31	74%	$22	2019
Networking software	$10	73%	$27	2018

A discount rate of 11% was applied to the projected cash flows to reflect the risk related to these IPR&D projects. The discount rate represented a premium of 1% over the weighted-average cost of capital to reflect the higher risk and uncertainty of the cash flows for IPR&D relative to the overall businesses.
As of November 3, 2019, these IPR&D projects were substantially complete and placed in service.
Unaudited Pro Forma Information
The following unaudited pro forma financial information presents combined results of operations for each of the periods presented, as if Brocade had been acquired as of the beginning of fiscal year 2017. The unaudited pro forma information includes adjustments to amortization and depreciation for intangible assets and property, plant and equipment acquired, adjustments to stock-based compensation expense, the purchase accounting effect on inventory acquired, restructuring charges related to the acquisition and transaction costs. The unaudited pro forma information presented below is for informational purposes only and is not necessarily indicative of our consolidated results of operations of the combined business had the acquisition actually occurred at the beginning of fiscal year 2017 or of the results of our future operations of the combined business.

	Fiscal Year
	2018	2017

	(In millions)
Pro forma net revenue*	$20,978	$19,441
Pro forma net income attributable to common stock	$12,408	$986
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* Pro forma net revenue was presented under Topic 605 for fiscal years 2018 and 2017.